Loans	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Loans
Note 5	Loans(1)(2)

	In accordance with IFRS 9					In accordance with IAS 39
$ millions, as at October 31					2018					2017
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance	Net total	Gross amount	Individual allowance	Collective allowance	Total allowance	Net total
Residential mortgages (3)	$207,749	$143	$71	$214	$207,535	$207,271	$2	$201	$203	$207,068
Personal (4)	43,058	109	372	481	42,577	40,937	7	488	495	40,442
Credit card	12,673	–	418	418	12,255	12,378	–	386	386	11,992
Business and government (3)	109,555	230	296	526	109,029	97,766	183	351	534	97,232
	$373,035	$482	$1,157	$1,639	$371,396	$358,352	$192	$1,426	$1,618	$356,734

(1)	Loans are net of unearned income of $421 million (2017: $376 million).
(2)	Includes gross loans of $61.0 billion (2017: $53.1 billion) denominated in U.S. dollars and $4.8 billion (2017: $4.8 billion) denominated in other foreign currencies.
(3)	Includes $12 million of residential mortgages (2017: $12 million) and $16,424 million of business and government loans (2017: $14,010 million) that are measured at FVTPL (2017: Trading loans).
(4)

Includes $42 million (2017: $47 million) related to loans provided to certain individuals while employed by CIBC to finance a portion of their participation in funds which make private equity investments on a side-by-side basis with CIBC and its affiliates. These loans are secured by the borrowers’ interest in the funds. Of the total amount outstanding, $41 million (2017: $47 million) relates to individuals who are no longer employed by CIBC.

Allowance for credit losses(1)

The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance under IFRS 9:

$ millions, as at or for the year ended October 31	2018
	Stage 1	Stage 2	Stage 3		In accordance with IFRS 9
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (2)		Total
Residential mortgages
Balance at beginning of year	$28	$43	$151		$222
Originations net of repayments and other derecognitions	7	(6)	(13)		(12)
Changes in model	(2)	1	22		21
Net remeasurement (3)	(25)	13	60		48
Transfers (3)
– to 12-month ECL	20	(16)	(4)		–
– to lifetime ECL performing	(1)	9	(8)		–
– to lifetime ECL credit-impaired	–	(2)	2		–
Provision for (reversal of) credit losses (4)	(1)	(1)	59		57
Write-offs (5)	–	–	(54)		(54)
Recoveries	–	–	–		–
Interest income on impaired loans	–	–	(10)		(10)
Foreign exchange and other	–	2	(3)		(1)
Balance at end of year	$27	$44	$143		$214
Personal
Balance at beginning of year	$164	$202	$110		$476
Originations net of repayments and other derecognitions	34	(22)	(5)		7
Changes in model	(2)	–	–		(2)
Net remeasurement (3)	(116)	148	299		331
Transfers (3)
– to 12-month ECL	151	(148)	(3)		–
– to lifetime ECL performing	(40)	49	(9)		–
– to lifetime ECL credit-impaired	–	(31)	31		–
Provision for (reversal of) credit losses (4)	27	(4)	313		336
Write-offs (5)	–	–	(368)		(368)
Recoveries	–	–	58		58
Interest income on impaired loans	–	–	(3)		(3)
Foreign exchange and other	(1)	1	(1)		(1)
Balance at end of year	$190	$199	$109		$498
Credit card
Balance at beginning of year	$101	$413	$–		$514
Originations net of repayments and other derecognitions	–	(24)	–		(24)
Changes in model	–	2	–		2
Net remeasurement (3)	(143)	370	145		372
Transfers (3)
– to 12-month ECL	179	(179)	–		–
– to lifetime ECL performing	(35)	35	–		–
– to lifetime ECL credit-impaired	–	(247)	247		–
Provision for (reversal of) credit losses (4)	1	(43)	392		350
Write-offs (5)	–	–	(512)		(512)
Recoveries	–	–	120		120
Interest income on impaired loans	–	–	–		–
Foreign exchange and other	–	–	–		–
Balance at end of year	$102	$370	$–		$472
Business and government
Balance at beginning of year	$234	$150	$204		$588
Originations net of repayments and other derecognitions	19	(10)	(15)		(6)
Changes in model	(11)	(7)	1		(17)
Net remeasurement (3)	(109)	72	187		150
Transfers (3)
– to 12-month ECL	66	(60)	(6)		–
– to lifetime ECL performing	(21)	25	(4)		–
– to lifetime ECL credit-impaired	(1)	(24)	25		–
Provision for (reversal of) credit losses (4)	(57)	(4)	188		127
Write-offs (5)	–	–	(116)		(116)
Recoveries	–	–	12		12
Interest income on impaired loans	–	–	(10)		(10)
Foreign exchange and other	3	1	(48	) (6)	(44)
Balance at end of year	$180	$147	$230		$557
Total ECL allowance (1)	$499	$760	$482		$1,741
Comprises:
Loans	$450	$707	$482		$1,639
Undrawn credit facilities and other off-balance sheet exposures (7)	49	53	–		102

(1)

See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2018 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)

Transfers represent stage movements of prior year ECL allowances to the current year stage classification. Net remeasurement represents the current year change of ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the year.

(4)

Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as provision for (reversal of) credit losses on our consolidated statement of income.

(5)

We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(6)	Includes ECL of $48 million relating to Barbados loans that were derecognized in the fourth quarter of 2018 as a result of a debt restructuring agreement completed with the Government of Barbados.
(7)	Included in other liabilities on our consolidated balance sheet.

Allowance for credit losses

The following table provides a reconciliation of the opening balance to the closing balance of allowance for credit losses under IAS 39:

$ millions, as at or for the year ended October 31	2017
			In accordance with IAS 39
	Individual allowance	Collective allowance	Total
Residential mortgages
Balance at beginning of year	$1	$220	$221
Provision for (reversal of) credit losses	–	39	39
Write-offs	–	(38)	(38)
Recoveries	–	–	–
Interest income on impaired loans	–	(8)	(8)
Foreign exchange and other	1	(12)	(11)
Balance at end of year	$2	$201	$203
Personal
Balance at beginning of year	$8	$489	$497
Provision for (reversal of) credit losses	–	308	308
Write-offs	–	(359)	(359)
Recoveries	–	54	54
Interest income on impaired loans	–	–	–
Foreign exchange and other	(1)	(4)	(5)
Balance at end of year	$7	$488	$495
Credit card
Balance at beginning of year	$–	$386	$386
Provision for (reversal of) credit losses	–	410	410
Write-offs	–	(529)	(529)
Recoveries	–	119	119
Interest income on impaired loans	–	–	–
Foreign exchange and other	–	–	–
Balance at end of year	$–	$386	$386
Business and government
Balance at beginning of year	$249	$460	$709
Provision for (reversal of) credit losses	61	11	72
Write-offs	(107)	(24)	(131)
Recoveries	15	5	20
Interest income on impaired loans	(18)	–	(18)
Foreign exchange and other	(17)	18	1
Balance at end of year	$183	$470	$653
Total allowance for credit losses	$192	$1,545	$1,737
Comprises:
Loans	$192	$1,426	$1,618
Undrawn credit facilities and other off–balance sheet exposures (1)	–	119	119

(1)	Included in other liabilities on our consolidated balance sheet.

Inputs, assumptions and model techniques

Our ECL allowances are estimated using complex models that incorporate inputs, assumptions and model techniques that involve a high degree of management judgment. In particular, the following ECL elements are subject to a high level of judgment that can have a significant impact on the level of ECL allowances provided:

•	Determining when a significant increase in credit risk of a loan has occurred;
•	Measuring both 12-month and lifetime credit losses; and
•	Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios.

In addition, the interrelationship between these elements is also subject to a high degree of judgment which can also have a significant impact on the level of ECL recognized.

Determining when a significant increase in credit risk has occurred

The determination of whether a loan has experienced a significant increase in credit risk has a significant impact on the level of ECL allowance as loans that are in stage 1 are measured at 12-month ECL, while loans in stage 2 are measured at lifetime ECL. Migration of loans between stage 1 and stage 2 can cause significant volatility in the amount of the recognized ECL allowances and the provision for credit losses in a particular period.

For the majority of our retail loan portfolios, we determine a significant increase in credit risk based on relative changes in the loan’s lifetime PD since its initial recognition. The PDs used for this purpose are the expected value of our upside, downside and base case lifetime PDs. Significant judgment is involved in determining the upside, downside and base case lifetime PDs through the incorporation of forward-looking information into long run PDs, in determining the probability weightings of the scenarios, and in determining the relative change in PDs that are indicative of a significant increase in credit risk for our various retail products. Increases in the expected PDs or decreases in the thresholds for changes in PDs that are indicative of a significant increase in credit risk can cause significant migration of loans from stage 1 to stage 2, which in turn can cause a significant increase in the amount of ECL allowances recognized. In contrast, decreases in the expected PDs or increases in the thresholds for changes in PDs that are indicative of a significant increase in credit risk can cause significant migration of loans from stage 2 to stage 1.

For the majority of our business and government loan portfolios, we determine a significant increase in credit risk based on relative changes in internal risk ratings since initial recognition. Significant judgment is involved in the determination of the internal risk ratings. Deterioration or improvement in the risk ratings or adjustments to the risk rating downgrade thresholds used to determine a significant increase in credit risk can cause significant migration of loans and securities between stage 1 and stage 2, which in turn can have a significant impact on the amount of ECL allowances recognized.

While potentially significant to the level of ECL allowances recognized, the thresholds for changes in PDs that are indicative of a significant increase in credit risk for our retail portfolios and the risk rating downgrade thresholds used to determine a significant increase in credit risk for our business and government loan portfolios are not expected to change frequently.

All loans on which repayment of principal or payment of interest is contractually 30 days in arrears and all business and government loans that have migrated to the watch list are automatically migrated to stage 2 from stage 1.

As at October 31, 2018, if the ECL for the stage 2 performing loans were measured using stage 1 ECL as opposed to lifetime ECL, the expected credit losses would be $273 million lower than the total recognized IFRS 9 ECL on performing loans.

Measuring both 12-month and lifetime expected credit losses

Our ECL models leverage the PD, LGD, and EAD parameters, as well as the portfolio segmentation used to calculate Basel expected loss regulatory adjustments for the portion of our retail and business and government portfolios under the advanced internal ratings-based (AIRB) approach. Adjustments are made to the Basel parameters to meet IFRS 9 requirements, including the conversion of through-the-cycle and downturn parameters used in the Basel regulatory calculations to point-in-time parameters used under IFRS 9 that considers forward-looking information. For standardized business and government portfolios, available long-run PDs, LGDs and EADs are also converted to point-in-time parameters through the incorporation of forward-looking information for the purpose of measuring ECL under IFRS 9.

Significant judgment is involved in determining which forward-looking information variables are relevant for particular portfolios and in determining the extent by which through-the-cycle parameters should be adjusted for forward-looking information to determine point-in-time parameters. While changes in the set of forward-looking information variables used to convert through-the cycle PDs, LGDs and EADs into point-in-time parameters can either increase or decrease ECL allowances in a particular period, changes to the mapping of forward-looking information variables to particular portfolios are expected to be infrequent. However, changes in the particular forward-looking information parameters used to quantify point-in-time parameters will be frequent as our forecasts are updated on a quarterly basis. Increases in the level of pessimism in the forward-looking information variables will cause increases in expected credit losses, while increases in the level of optimism in the forward-looking information variables will cause decreases in expected credit losses. These increases and decreases could be significant in any particular period and will start to occur in the period where our outlook of the future changes.

With respect to the lifetime of a financial instrument, the maximum period considered when measuring ECL is the maximum contractual period over which we are exposed to credit risk. For revolving facilities, such as credit cards, the lifetime of a credit card account is the expected behavioural life. Significant judgment is involved in the estimate of the expected behavioural life. Increases in the expected behavioural life will increase the amount of ECL allowances, in particular for revolving loans in stage 2.

Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios

As indicated above, forward-looking information is incorporated into both our assessment of whether the financial asset has experienced a significant increase in credit risk since its initial recognition and in our estimate of ECL. From analysis of historical data, our risk management function has identified and reflected in our ECL allowance those relevant forward-looking information variables that contribute to credit risk and losses within our retail and business and government loan portfolios. Within our retail loan portfolio, key forward-looking information variables include unemployment rates, housing prices and GDP growth. In many cases these variables are forecast at the provincial level. Housing prices are also forecasted at the municipal level in some cases. Within our business and government loan portfolio, key drivers that impact the credit performance of the entire portfolio include S&P 500 growth rates, business credit growth rates, unemployment rates and credit spreads, while forward-looking information variables such as commodity prices are significant for certain portfolios.

Our forecasting process leverages the process used prior to the adoption of IFRS 9. For the majority of our loan portfolios, our forecast of forward-looking information variables is established from a “base case” or most likely scenario that is used internally by management for planning and forecasting purposes. For most of the forward-looking information variables related to our Canadian businesses, we have forecast scenarios by province. In forming the “base case” scenario, we consider the forecasts of monetary authorities such as the Organisation for Economic Co-operation and Development (OECD), the International Monetary Fund (IMF), and the Bank of Canada, as well as private sector economists. We then derive reasonably possible “upside case” and “downside case” scenarios using external forecasts that are above and below our “base case” and the application of management judgment. A probability weighting is assigned to our “base case”, “upside case” and “downside case” scenarios based on management judgment.

The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our October 31, 2018 ECL. The base case amounts shown represent the average value of the forecasts over the respective projection horizons. The upside case and downside case amounts shown represent the average value of the forecasts over the entire projection horizon.

	Base case		Upside case	Downside case
$ millions, as at October 31, 2018	Average value over the next 12 months	Average value over the remaining forecast period	Average value over the forecast period	Average value over the forecast period
Canadian GDP year-over-year growth (1)	1.9%	1.4%	2.3%	1.2%
Canadian unemployment rate (1)	5.8%	6.0%	5.3%	6.4%
Canadian Housing Price Index growth (1)	2.2%	2.3%	6.4%	(1.2)%
S&P 500 Index growth rate	4.6%	(1.4)%	11.3%	(10.8)%
West Texas Intermediate Oil Price ($US)	$67	$65	$78	$ 52

(1)

Federal level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECLs will differ from the federal forecasts presented above.

The forecasting process is overseen by a governance committee consisting of internal stakeholders from across our bank including Risk Management, Economics, Finance and the impacted SBUs and involves a significant amount of judgment both in determining the forward-looking information forecasts for our various scenarios and in determining the probability weighting assigned to the scenarios. In general, a worsening of our outlook on forecasted forward-looking information for each scenario or an increase in the probability of the “downside case” scenario occurring will both increase the number of loans migrating from stage 1 to stage 2 and increase the estimated ECL allowance. In contrast, an improvement in our outlook on forecasted forward-looking information or an increase in the probability of the “upside case” scenario occurring will have the opposite impact. It is not possible to meaningfully isolate the impact of changes in the various forward-looking information variables for a particular scenario because of both the interrelationship between the variables and the interrelationship between the level of pessimism inherent in a particular scenario and its probability of occurring.

As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $241 million higher than the recognized ECL as at October 31, 2018. This sensitivity is isolated to the measurement of ECL and therefore did not consider the additional migration of exposures to stage 2 from the additional significant increase in credit risk that would have resulted in a 100% downside scenario.

Management overlays to ECL allowance estimates are adjustments which we use in circumstances where we judge that our existing inputs, assumptions and model techniques do not capture all relevant risk factors. The emergence of new macroeconomic, microeconomic or political events, along with expected changes to parameters, models or data that are not incorporated in our current parameters, internal risk rating migrations, or forward-looking information are examples of such circumstances. The use of management overlays requires the application of significant judgment that may impact the amount of ECL allowances recognized.

The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off–balance sheet exposures based on the application of our 12-month point in time PDs under IFRS 9 to our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to “Credit risk” section of the MD&A for details on the CIBC risk categories.

Loans(1)

$ millions, as at October 31				2018
	Stage 1	Stage 2	Stage 3 (2)(3)(4)	Total
Residential mortgages
– Exceptionally low	$141,556	$–	$–	$141,556
– Very low	40,225	–	–	40,225
– Low	15,321	798	–	16,119
– Medium	859	4,905	–	5,764
– High	–	996	–	996
– Default	–	–	510	510
– Not rated	2,163	249	167	2,579
Gross residential mortgages (5)(6)	200,124	6,948	677	207,749
ECL allowance	27	44	143	214
Net residential mortgages	200,097	6,904	534	207,535
Personal
– Exceptionally low	23,808	–	–	23,808
– Very low	3,813	1,374	–	5,187
– Low	5,954	702	–	6,656
– Medium	4,428	1,151	–	5,579
– High	245	691	–	936
– Default	–	–	142	142
– Not rated	677	33	40	750
Gross personal (6)	38,925	3,951	182	43,058
ECL allowance	176	196	109	481
Net personal	38,749	3,755	73	42,577
Credit card
– Exceptionally low	3,405	–	–	3,405
– Very low	1,747	50	–	1,797
– Low	3,809	710	–	4,519
– Medium	1,011	1,241	–	2,252
– High	10	528	–	538
– Default	–	–	–	–
– Not rated	162	–	–	162
Gross credit card	10,144	2,529	–	12,673
ECL allowance	88	330	–	418
Net credit card	10,056	2,199	–	12,255
Business and government
– Investment grade	42,532	221	–	42,753
– Non-investment grade	68,798	3,818	–	72,616
– Watchlist	145	1,120	–	1,265
– Default	–	–	504	504
– Not rated	2,397	168	117	2,682
Gross business and government (5)(7)	113,872	5,327	621	119,820
ECL allowance	159	137	230	526
Net business and government	113,713	5,190	391	119,294
Total net amount of loans	$362,615	$18,048	$998	$381,661

(1)

Other financial assets classified at amortized cost were excluded from the table above as their ECL allowances were immaterial as at October 31, 2018. In addition, the table excludes debt securities measured at FVOCI, for which ECL allowances of $23 million were recognized in AOCI.

(2)	Includes purchased credit–impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $14 million which were included in Other assets on our consolidated balance sheet.
(4)	As at October 31, 2018, 89% of stage 3 impaired loans were either fully or partially collateralized.
(5)	Includes $12 million of residential mortgages and $16,424 million of business and government loans that are measured at FVTPL.
(6)

The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the significant increase in credit risk of these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(7)	Includes customers’ liability under acceptances of $10,265 million.

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at October 31				2018
	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$100,772	$–	$–	$100,772
– Very low	10,217	1,014	–	11,231
– Low	7,873	1,612	–	9,485
– Medium	1,729	1,188	–	2,917
– High	234	417	–	651
– Default	–	–	13	13
– Not rated	348	33	–	381
Gross retail	121,173	4,264	13	125,450
ECL allowance	28	43	–	71
Net retail	121,145	4,221	13	125,379
Business and government
– Investment grade	78,672	390	–	79,062
– Non-investment grade	41,727	1,198	–	42,925
– Watchlist	75	402	–	477
– Default	–	–	7	7
– Not rated	735	51	–	786
Gross business and government	121,209	2,041	7	123,257
ECL allowance	21	10	–	31
Net business and government	121,188	2,031	7	123,226
Total net undrawn credit facilities and other off-balance sheet exposures	$242,333	$6,252	$20	$248,605

The following tables provide the credit quality of business and government loans and acceptances and retail loans by carrying value as at October 31, 2017. For details on the CIBC rating categories and PD bands, see the “Credit risk” section of the MD&A.

Net business and government loans and acceptances

$ millions, for the year ended October 31					2017
Grade	CIBC rating	Corporate	Sovereign	Banks	Total
Investment grade	00 – 47	$37,800	$1,943	$719	$40,462
Non-investment grade	51 – 67	38,946	472	188	39,606
Watch list	70 – 80	745	–	–	745
Default	90	257	–	–	257
Total AIRB exposure		$77,748	$2,415	$907	$81,070
Strong		$765	$–	$–	$765
Good		126	–	–	126
Satisfactory		9	–	–	9
Weak		–	–	–	–
Default		4	–	–	4
Total slotted exposure		$904	$–	$–	$904
Standardized exposure		$23,761	$213	$451	$24,425
		$102,413	$2,628	$1,358	$106,399
Less: collective allowance on performing loans					$343
Net business and government loans and acceptances (1)					$106,056

(1)	Includes customers’ liability under acceptances of $8,824 million.

Net retail loans

$ millions, for the year ended October 31					2017
Risk level	PD bands	Residential mortgages	Personal	Credit cards	Total
Exceptionally low	0.01% – 0.20%	$158,372	$22,384	$3,257	$184,013
Very low	0.21% – 0.50%	22,512	4,107	1,767	28,386
Low	0.51% – 2.00%	19,223	6,307	4,031	29,561
Medium	2.01% – 10.00%	3,076	6,222	2,482	11,780
High	10.01% – 99.99%	340	895	686	1,921
Default	100%	176	8	–	184
Total AIRB exposure		$203,699	$39,923	$12,223	$255,845
Strong		$104	$–	$–	$104
Good		4	–	–	4
Satisfactory		12	–	–	12
Weak		–	–	–	–
Default		1	–	–	1
Total slotted exposure		$121	$–	$–	$121
Standardized exposure		$3,306	$873	$155	$4,334
		$207,126	$40,796	$12,378	$260,300
Less: collective allowance on performing loans		$58	$354	$386	$798
Net retail loans		$207,068	$40,442	$11,992	$259,502

Impaired loans

	In accordance with IFRS 9			In accordance with IAS 39
$ millions, as at October 31			2018				2017
	Gross impaired	Stage 3 allowance	Net impaired	Gross impaired	Individual allowance	Collective allowance (1)	Net impaired
Residential mortgages	$677	$143	$534	$513	$2	$143	$368
Personal	182	109	73	171	7	134	30
Business and government	621	230	391	626	183	8	435
Total impaired loans (2)(3)	$1,480	$482	$998	$1,310	$192	$285	$833

(1)

Includes collective allowance relating to personal, scored small business and mortgage impaired loans that are greater than 90 days delinquent. In addition, we have a collective allowance of $1,260 million on balances and commitments which are not impaired.

(2)	Average balance of gross impaired loans was $1,333 million (2017: $1,376 million).
(3)	Foreclosed assets of $14 million (2017: $21 million) were included in Other assets on the consolidated balance sheet.

Purchased credit-impaired loans

The following table provides details of our purchased credit-impaired loans resulting from the acquisition of The PrivateBank:

$ millions, as at October 31	2018	2017
Unpaid principal balance (1)	$20	$81
Credit related fair value adjustments	(3)	(15)
Time value of money	(1)	(3)
Carrying value	16	63
Stage 3 allowance (2017: Individually assessed allowance)	(2)	(2)
Carrying value net of related allowance	$14	$61

(1)	Represents principal amount owed net of write-offs since the acquisition of the loan.

Contractually past due loans but not impaired

This comprises loans where repayment of principal or payment of interest is contractually in arrears. The following table provides an aging analysis of the contractually past due loans:

$ millions, as at October 31	Less than 31 days	31 to 90 days	Over 90 days	2018 (1) Total	2017 Total
Residential mortgages	$2,505	$849	$–	$3,354	$3,546
Personal	751	186	–	937	915
Credit card	547	172	103	822	853
Business and government	525	158	–	683	811
	$4,328	$1,365	$103	$5,796	$6,125

(1)

Effective November 1, 2017, all loans that are contractually 90 days in arrears are automatically classified as impaired and as stage 3 under IFRS 9, except for credit card loans which are classified as impaired and are fully written off when payments are contractually 180 days in arrears or at the earlier of the notice of bankruptcy, settlement proposal, or enlistment of credit counselling services. The determination of impairment was generally the same under IAS 39, except (i) residential mortgages guaranteed or insured by a Canadian government (federal or provincial) or a Canadian government agency were not classified as impaired until payments were contractually 365 days in arrears, and (ii) residential mortgages guaranteed or insured by a private insurer, or loans that were fully secured and in the process of collection were not classified as impaired until payments were contractually 180 days in arrears.

During the year, gross interest income that would have been recorded if impaired loans were treated as current was $81 million (2017: $78 million), of which $27 million (2017: $23 million) was in Canada and $54 million (2017: $55 million) was outside Canada. During the year, interest recognized on impaired loans was $23 million (2017: $26 million), and interest recognized on loans before being classified as impaired was $59 million (2017: $45 million), of which $41 million (2017: $35 million) was in Canada and $18 million (2017: $10 million) was outside Canada.

Net interest income after provision for credit losses

$ millions, for the year ended October 31	2018	2017	2016
Interest income	$17,505	$13,593	$12,092
Interest expense	7,440	4,616	3,726
Net interest income	10,065	8,977	8,366
Provision for credit losses	870	829	1,051
Net interest income after provision for credit losses	$9,195	$8,148	$7,315

Modified financial assets

From time to time, we may modify the contractual terms of loans classified as stage 2 and stage 3 for which the borrower has experienced financial difficulties, through the granting of a concession in the form of below-market rates or terms that we would not otherwise have considered. Changes to the present value of the estimated future cash payments through the expected life of the modified loan discounted at the loan’s original effective interest rate are recognized through changes in the ECL allowance and provision for credit losses. During the year ended October 31, 2018, loans classified as stage 2 with an amortized cost of $133 million and loans classified as stage 3 with an amortized cost of $119 million, in each case before the time of modification, were modified through the granting of a financial concession in response to the borrower having experienced financial difficulties. In addition, the gross carrying amount of previously modified stage 2 or stage 3 loans that have returned to stage 1 during the year ended October 31, 2018 was $42 million.